Prepaid expenses and other receivables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Prepaid expenses and other receivables
Prepaid expenses	$ 2,311	¥ 14,326	¥ 20,593
Tax receivables	88	548	13,406
Other receivables	748	4,634	3,011
Total prepaid expenses and other receivables	$ 3,147	¥ 19,508	¥ 37,010